SEGMENT REPORTING	6 Months Ended
Jun. 30, 2020
12. SEGMENT REPORTING

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different services. Based on management’s assessment, the Company has determined that it has four operating segments as defined by ASC 280, including Sino-foreign Jointly Managed Academic Programs, textbooks and course material sales, Overseas Study Consulting Services and Technological Consulting Services for Smart Campus Solutions.

Substantially all of the Company’s revenues for the six months ended June 30, 2020 and 2019 were generated from the PRC. As of June 30, 2020 and December 31, 2019, a majority of the long-lived assets of the Company are located in the PRC, and therefore, no geographical segments are presented.

The following table presents summary information by segment for the six months ended June 30, 2020 and 2019, respectively:

	For the six months ended June 30, 2020 (Unaudited)
	Joint education programs	Technological consulting for “smart campus” solutions	Overseas study consulting	Textbook sales	Total
Revenue	$1,264,823	$933,240	$72,725	$-	$2,270,788
Cost of revenue	(263,579)	(1,206,524)	(12,412)	-	1,482,515
Gross profit (loss)	1,001,244	(273,284)	60,313	-	788,273
Operating expenses	(501,901)	(370,324)	(28,858)	-	(901,083)
Income (loss) from operations	499,343	(643,608)	31,455	-	(112,810)

Depreciation and amortization	7,489	4,402	343	-	12,234
Capital expenditure	7,147	5,273	411	-	12,831

Total assets	6,446,412	4,756,435	370,657	-	11,573,504
Total liabilities	$1,006,113	$742,352	$57,850	$-	$1,806,315

	For the six months ended June 30, 2019 (Unaudited)
	Joint education programs	Technological consulting for “smart campus” solutions	Overseas study consulting	Textbook sales	Total
Revenue	$1,240,856	$625,896	$-	$13,316	$1,880,068
Cost of revenue	(535,638)	(479,384)	-	(7,633)	(1,022,655)
Gross profit	705,218	146,512	-	5,683	857,413
Operating expenses	(471,713)	(102,080)	(91,567)	(1,725)	(667,085)
Income (loss) from operation	233,505	44,432	(91,567)	3,958	190,328

Depreciation and amortization	13,412	6,764	144	-	20,320
Capital expenditure	8,597	4,337	92	-	13,026

Total assets	3,655,666	2,234,017	880,067	-	6,769,750
Total liabilities	$306,551	$453,722	$614,641	$-	$1,374,914